Income Taxes - Components of Tax (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal										$ 0	$ 0
State										0	0
Federal										0	0
State										0	0
Income tax (benefit) expense										0	0
LendingClub Corp [Member]
Federal										(515,000)	0	$ 0
State										(267,000)	720,000	56,000
Total current tax (benefit) expense										(782,000)	720,000	56,000
Federal										(2,589,000)	1,405,000	1,185,000
State										(857,000)	708,000	149,000
Total deferred tax (benefit) expense										(3,446,000)	2,113,000	1,334,000
Income tax (benefit) expense	$ (40,000)	$ (224,000)	$ (209,000)	$ (3,946,000)	$ 151,000	$ 584,000	$ 1,233,000	$ 389,000	$ 627,000	$ (4,228,000)	$ 2,833,000	$ 1,390,000